Lending Activities and Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2011
Lending Activities and Concentrations of Credit Risk [Abstract]
Lending Activities and Concentrations of Credit Risk
Note 15.	Lending Activities and Concentrations of Credit Risk

The Bank generally originates single family residential loans within its primary lending area comprised of Webster, Story, Des Moines, Dallas, Polk and Henry counties in Iowa.  The Bank's underwriting policies require such loans to be 80% loan-to-value based upon appraised values unless private mortgage insurance is obtained.  Approximately $71,376,000 of the Bank's first mortgage loan portfolio at December 31, 2011 consisted of loans purchased or originated outside the State of Iowa.  At December 31, 2011, concentrations by state include California with $18,717,000, Washington with $8,574,000 and Colorado with $7,406,000.  These are generally one-to-four family, multifamily residential and commercial real estate loans secured by the underlying properties.  The loans are subject to the same underwriting guidelines as loans originated locally.  The Bank is also active in originating secured consumer loans to its customers, primarily automobile and second mortgage loans.  Collateral for substantially all consumer loans consists of security agreements and/or Uniform Commercial Code filings on the purchased asset.